Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Mar. 31, 2025
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	[2]	11,703,750	11,703,750
Ordinary shares, shares issued	[2]		9,281,875
Ordinary shares, shares outstanding	[2]		9,281,875
Class A ordinary shares
Ordinary shares, par value (in Dollars per share)	[2]	$ 0.02	$ 0.02
Ordinary shares, shares authorized	[2]	2,453,750	2,453,750
Ordinary shares, shares issued	[2]	1,462,399
Ordinary shares, shares outstanding	[2]	1,462,399
Class B ordinary shares
Ordinary shares, par value (in Dollars per share)	[2]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[2]	9,250,000	9,250,000
Ordinary shares, shares issued	[2]	9,250,000
Ordinary shares, shares outstanding	[2]	9,250,000

[1]	Par value amounts are presented on a rounded basis to four decimal places and have been retrospectively adjusted to reflect the reverse share split effected on March 6, 2026
[2]	Shares and per share data presented for all periods have been retrospectively adjusted to reflect the 200-for-1 reverse share split of the Company’s Class A ordinary shares effected on March 6, 2026. The reverse share split has been applied retroactively to all Class A ordinary share amounts and per share data presented herein. Class B ordinary shares were not subject to the reverse share split.